Note 6 - Investments in Juanicipio	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of interests in associates [text block]
6.	INVESTMENT IN JUANICIPIO

The Company acquired a
100%
interest in the Juanicipio property effective
July 16, 2003.
Pursuant to an agreement effective
July 1, 2005 (
the “Agreement”) with Industrias Peñoles, S.A. de C.V. (“Peñoles”), the Company granted Peñoles or any of its subsidiaries an option to earn a
56%
interest in the Juanicipio Property in Mexico in consideration for Peñoles conducting
$5,000
of exploration on the property over
four
years and Peñoles purchasing
$1,000
of common shares of the Company in
two
tranches for
$500
each.

In mid
2007,
Peñoles met all of the earn-in requirements of the Agreement. In
December 2007,
the Company and Peñoles created an operating company named Minera Juanicipio, S.A. de C.V. (“Minera Juanicipio”) for the purpose of holding and operating the Juanicipio Property. In
2008,
MAG was notified that Peñoles had transferred its
56%
interest of Minera Juanicipio to Fresnillo plc (“Fresnillo”) pursuant to a statutory merger. Minera Juanicipio is held
56%
by Fresnillo and
44%
by the Company. Fresnillo is the operator of Minera Juanicipio, and with its affiliates, beneficially owns
11.3%
of the common shares of the Company as at
December 31, 2019,
as publicly reported. In
December 2007,
all mineral rights and surface rights relating to the Juanicipio project held by the Company and Peñoles, respectively, were ceded into Minera Juanicipio. Minera Juanicipio is currently governed by a shareholders agreement. All costs relating to the project and Minera Juanicipio are required to be shared by the Company and Fresnillo pro-rata based on their ownership interests in Minera Juanicipio, and if either party does not
fund pro-rata, their ownership interest will be diluted in accordance with the Minera Juanicipio shareholders agreement.

The Company has recorded its investment in Minera Juanicipio (“Investment in Juanicipio”) using the equity basis of accounting. The cost of the investment includes the carrying value of the deferred exploration and mineral and surface rights costs incurred by the Company on the Juanicipio Property and contributed to Minera Juanicipio plus the required net cash investment to establish and maintain its
44%
interest.

The Company’s investment relating to its interest in the Juanicipio property and Minera Juanicipio is detailed as follows:

	December 31,	December 31,
	2019	2018
Joint venture oversight expenditures incurred 100% by MAG	$345	$330
Cash contributions to Minera Juanicipio (1)	53,200	23,583
Total for the year	53,545	23,913
Equity pick up of current income for the year (2)	1,884	227
Balance, beginning of year	81,214	57,074
Balance, end of year	$136,643	$81,214

(
1
)
Represents the Company's
44%
share of Minera Juanicipio cash contributions for the year.
(
2
)
Represents the Company's
44%
share of Minera Juanicipio's income for the year, as determined by the Company.

Summary of financial information of Minera Juanicipio (on a
100%
basis reflecting adjustments made by the Company, including adjustments for differences in accounting policies):

	December 31,	December 31,
	2019	2018

Cash and cash equivalents	$29,601	$16,715
IVA and other receivables	19,163	9,146
Prepaids	101	-
Total current assets	48,865	25,861
Right-of-use asset	8	-
Minerals, surface rights, exploration & development expenditures	261,023	161,975
Total assets	$309,896	$187,836

Payables to Peñoles and other vendors	$5,600	$5,736
Lease liability	9	-
Total current liabilities	5,609	5,736
Provision for reclamation and remediation costs	725	450
Deferred income tax liability	3,288	6,515
Total liabilities	9,622	12,701
Shareholders equity	300,274	175,135
Total liabilities and equity	$309,896	$187,836

	December 31,	December 31,
	2019	2018

Income for the year before income tax	$946	$80
Deferred income tax benefit	3,337	436

Income for the year	$4,283	$516

MAG's 44% equity pick up	$1,884	$227

Underground mine development, initial mill and other capital development expenditures, evaluation and exploration expenditures capitalized directly by Minera Juanicipio for the year ended
December 31, 2019
amounted to
$99,048
(
December 31, 2018:
$45,858
).

Income in Minera Juanicipio includes interest income, exchange gains and losses, and deferred income tax benefits (expense). There are no
direct operating expenses in Minera Juanicipio, as development and evaluation and exploration expenditures are capitalized until commercial production is achieved.